BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed	The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of July 1, 2019, the date of acquisition:

RMB
Purchase consideration	44,061
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	(83,813)
Intangible assets	15,800
Student base	15,800
Deferred tax liabilities	(4,742)
Non-controlling interest	(33,866)
Goodwill	150,682

Business Acquisition, Pro Forma Information	The pro forma information does not include any impact of transaction synergies and is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have been occurred had the acquisition been consummated as of that time or that may result in the future:

	For the year ended December 31, 2019
	pro forma (unaudited)	As reported
	RMB	RMB
Revenues	1,555,302	1,529,447
Net income	152,669	148,100